Interbank Loans - Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks (Detail) - IFRS9 [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	$ 768,120	$ 740,573
Changes in the allowances
Ending balance	880,117	768,120
Interbank loans [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	463	208
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
Charge-offs	0	0
New financial assets originated or purchased	316	344
Financial assets that have been derecognised	(574)	(131)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	34	42
Ending balance	239	463
Interbank loans [member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	463	208
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
Charge-offs	0	0
New financial assets originated or purchased	316	344
Financial assets that have been derecognised	(574)	(131)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	34	42
Ending balance	239	463
Interbank loans [member] | Stage 2 Lifetime ECL [member]
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
Charge-offs	0	0
Changes in models/risk parameters	0	0
Interbank loans [member] | Stage 3 Lifetime ECL [member]
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
Charge-offs	0	0
Changes in models/risk parameters	$ 0	$ 0